Consolidated Statements of Financial Condition (Parenthetical) - USD ($) $ in Thousands		Sep. 30, 2020	Sep. 30, 2019
Statement of Financial Position [Abstract]
Allowance for loan losses	[1]	$ 166,955	$ 131,534
Goodwill		$ 302,707	$ 301,368
Common stock, par value (in dollars per share)		$ 1.00	$ 1.00
Common stock, shares authorized (in shares)		300,000,000	300,000,000
Common stock, shares issued (in shares)		135,727,237	135,539,806
Common stock, shares outstanding (in shares)		75,689,364	78,841,463
Treasury stock, shares (in shares)		60,037,873	56,698,343

[1]	Effective October 1, 2019, the Company has applied FASB ASU 2016-13, Financial Instruments - Credit Losses ("ASC 326"), which requires the use of the current expected credit loss methodology ("CECL"). Prior to October 1, 2019, the calculation was based on incurred loss methodology. See Note E "Allowance for Loan Losses" for details.